Related Party Transactions - Additional Information (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	May 18, 2026
Ximalaya [Member]
Disclosure of transactions between related parties [line items]
Cash transferred	¥ 1,071	¥ 8,600